Capital Stock - (Narrative - Share Based Compensation) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax deficiencies (benefit) on equity-based compensation awards		$ 12.0	$ 11.3	$ (14.9)
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, total intrinsic value		$ 0.2	$ 1.2	$ 2.3
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		1 year
Expiration term		7 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		5 years
Expiration term	10 years
Shares cancelled to fund withholding tax obligations on option exercises (in shares)		0.1	0.1	0.1
Restricted Share Units (RSUs) and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock and restricted share units vested		$ 89.6	$ 54.9	$ 67.8
Shares withheld for tax purposes upon vesting of restricted share units (in shares)		3,900,000	2,200,000	2,300,000
Restricted Share Units (RSUs) and Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		1 year
Restricted Share Units (RSUs) and Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		3 years
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other share-based compensation granted in period, fair value		$ 2.3	$ 2.3	$ 2.3
Shares issued, net of shares for tax withholdings (in shares)		200,000	300,000	100,000